Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings

	As of December 31,
	2023	2024
	US$	US$
Short-term bank borrowings (i)	5,560,027	6,724,904
Loans from investor C (ii)	—	2,086,695
Short-term borrowings	5,560,027	8,811,599
(i) Short-term bank borrowings
Summary of Outstanding Short-Term Bank Loan Balances Payable	As of December 31, 2024, the Company had outstanding short-term bank loan balances payable to the following financial institutions:

Lender	Interest Rate	Maturity Date	RMB	US$
Bank of Beijing Fuyu Sub-branch	3.45% and 3.10%	June 28, 2025 and December 27, 2025	20,000,000	2,782,260
Bank of China Beijing Guomao Sub-branch	2.30%	March 29, 2025 and May 30, 2025	10,000,000	1,391,130
China Merchants Bank Beijing Dayuncun Sub-branch	3.40%	From March 8, 2025 to May 9, 2025	13,341,298	1,855,949
Bank of Nanjing Beijing Branch	4.50%	January 24, 2025	5,000,000	695,565
Total Short-term borrowings			48,341,298	6,724,904